Cover	May 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-33383
Entity Registrant Name	Prairie Operating Co.
Entity Central Index Key	0001162896
Entity Tax Identification Number	98-0357690
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8636 N. Classen Boulevard
Entity Address, City or Town	Oklahoma
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73114
City Area Code	(435)
Local Phone Number	900-1949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false